Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Long Term Incentive Plan Units

A summary of the changes in the LTIP Units for the three months ended March 31, 2021 is presented below:

	Series A LTIP Units	Series B LTIP Units
Outstanding at December 31, 2020	5,400,000	1,386,033
Granted	—	—
Exercised	—	—

Outstanding at March 31, 2021	5,400,000	1,386,033

Exercisable at March 31, 2021	855,504	372,358

A summary of the Company’s LTIP Units as of December 31, 2020, and changes during the period ended February 10, 2020 to December 31, 2020 (Successor) is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested at February 10, 2020	—	$—
Series A LTIP Units:
Granted	5,400,000	8.32
Series B LTIP Units:
Granted	1,386,033	6.17

Nonvested at December 31, 2020	6,786,033	$7.88

Weighted Average Grant Date Fair Values for Long Term Incentive Plan Unit

The weighted-average grant date fair values for each LTIP unit and the assumptions used in the determinations thereof were as follows:

	Series A LTIP Units	Series B LTIP Units
Weighted-average grant date fair value	$8.32	$6.17
Expected term	7.9 years	9.9 years
Expected volatility	18.4%	19.7%
Risk-free interest rate	1.5%	1.6%

The fair value of each LTIP Unit was measured as of its grant date using a Monte Carlo method which took into consideration different stock price paths and used the following assumptions:

	Series A LTIP Units	Series B LTIP Units
Expected term	7.9 years	9.9 years
Expected volatility	18.4%	19.7%
Risk-free interest rate	1.5%	1.6%

Summary of Changes in Nonvested Restricted Stock Awards

A summary of the changes in the Company’s nonvested restricted stock awards for the three months ended March 31, 2021 is presented below:

	Shares	Weighted- Average Grant- Date Fair Value
Nonvested at December 31, 2020	261,429	$8.92
Granted	48,492	$13.92
Vested	(214,629)	$(9.16)
Forfeited	—	—

Nonvested at March 31, 2021	95,292	$10.93

A summary of the status of the Company’s restricted stock awards as of December 31, 2020, and changes during the period from February 10, 2020 to December 31, 2020 (Successor) is presented below:

	Shares	Weighted- Average Grant- Date Fair Value
Nonvested at February 10, 2020	—	$—
Granted	283,492	9.01
Forfeited	(22,063)	10.00

Nonvested at December 31, 2020	261,429	$8.92

Schedule of Changes in Number of Common Shares Underlying Options

The following table summarizes the changes in the number of common shares underlying options for the three months ended March 31, 2021:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2020	2,813,000	$7.84
Granted	546,500	$13.36
Exercised	(2,600)	$7.67
Forfeited	(30,000)	$7.67

Outstanding at March 31, 2021	3,326,900	$8.75

Exercisable at March 31, 2021	601,600	$8.45

The following table summarizes the changes in the number of common shares underlying options for the period of February 10, 2020 to December 31, 2020 (Successor):

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at February 10, 2020	125,000	$11.50
Granted	3,014,000	7.67
Forfeited	(326,000)	7.67

Outstanding at December 31, 2020	2,813,000	$7.84	$14,080

Exercisable at December 31, 2020	125,000	$11.50	$169